Basis of Presentation and Summary of Significant Accounting Policies - Segments (Details)	12 Months Ended
Dec. 31, 2020 segment
Basis of Presentation and Summary of Significant Accounting Policies
Number of operating segments	1
Number of reportable operating segments	1